Disaggregation of Revenue - Revenue by geographic location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue
Revenue	$ 3,148,531	$ 3,166,599	$ 6,316,313	$ 6,304,599	$ 12,622,893	$ 13,362,139	$ 14,007,511
United States
Disaggregation of Revenue
Revenue	3,144,992	3,155,828	6,302,296	6,282,937	12,581,855	13,319,091	13,967,694
Canada and Mexico
Disaggregation of Revenue
Revenue	$ 3,539	$ 10,771	$ 14,017	$ 21,662	$ 41,038	$ 43,048	$ 39,817